Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Total equity attributable to Sandstorm Gold Ltd.’s shareholders USD ($)	Share Capital USD ($) shares	Share Options, Warrants and Restricted Share Rights USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Loss USD ($)	Non-controlling interests USD ($)
Equity, beginning balance (in shares) at Dec. 31, 2022 | shares			298,843,661
Equity, beginning balance at Dec. 31, 2022	$ 1,441,405	$ 1,414,700	$ 1,318,622	$ 24,647	$ 98,921	$ (27,490)	$ 26,705
Options exercised (in shares) | shares	1,147,066		1,147,066
Options exercised	$ 5,071	5,071	$ 6,102	(1,031)
Vesting of restricted share rights (in shares) | shares			463,506
Vesting of restricted share rights	0		$ 2,516	(2,516)
Acquisition and cancellation of common shares (normal course issuer bid) (in shares) | shares			(2,787,995)
Acquisition and cancellation of common shares (normal course issuer bid)	(14,385)	(14,385)	$ (14,385)
Share-based payments	7,616	7,616		7,616
Share issuance costs (recovery)	(503)	(503)	$ (503)
Dividends declared	(20,438)	(17,720)			(17,720)		(2,718)
Total comprehensive income (loss)	35,215	34,222			41,716	(7,494)	993
Equity, ending balance (in shares) at Dec. 31, 2023 | shares			297,666,238
Equity, ending balance at Dec. 31, 2023	$ 1,453,981	1,429,001	$ 1,312,352	28,716	122,917	(34,984)	24,980
Options exercised (in shares) | shares	242,000		242,000
Options exercised	$ 297	297	$ 1,437	(1,140)
Vesting of restricted share rights (in shares) | shares			458,094
Vesting of restricted share rights	0		$ 2,440	(2,440)
Acquisition and cancellation of common shares (normal course issuer bid) (in shares) | shares			(1,965,925)
Acquisition and cancellation of common shares (normal course issuer bid)	(10,852)	(10,852)	$ (10,852)
Automatic share purchase plan liability	(2,641)	(2,641)	(2,641)
Share-based payments	7,851	7,851		7,851
Share issuance costs (recovery)	49	49	$ 49
Dividends declared	(19,802)	(17,282)			(17,282)		(2,520)
Total comprehensive income (loss)	20,459	19,248			14,293	4,955	1,211
Equity, ending balance (in shares) at Dec. 31, 2024 | shares			296,400,407
Equity, ending balance at Dec. 31, 2024	$ 1,449,342	$ 1,425,671	$ 1,302,785	$ 32,987	$ 119,928	$ (30,029)	$ 23,671